Principal associates - Reconciliation of financial information for principal associates by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [Line Items]
Revenue	$ 43,165		$ 40,522		$ 40,030
(Loss)/profit after tax	6,972		13,925		8,851
Other comprehensive loss	346		(3,139)		3,088
Total comprehensive income/(loss)	7,318	[1]	10,786	[1]	$ 11,939
Non-current assets	70,499		70,047
Current assets	17,303		20,168
Non-current liabilities	(31,435)		(30,261)
Net assets/(liabilities)	45,242		49,823
Quasi equity loans to equity accounted units	113		129
Boyne Smelters Limited
Disclosure of associates [Line Items]
Revenue	0		0
(Loss)/profit after tax	(7)		(12)
Other comprehensive loss	(3)		(68)
Total comprehensive income/(loss)	(10)		(80)
Non-current assets	1,229		1,268
Current assets	96		93
Current liabilities	(114)		(113)
Non-current liabilities	(814)		(842)
Net assets/(liabilities)	397		406
Group's ownership interest	236		241
Quasi equity loans to equity accounted units	113		129
Carrying value of Group's interest	$ 349		$ 370

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.